Business Combination (Details) - Schedule of purchase price allocation to assets acquired and liabilities assumed in a business combination - LGC	Apr. 22, 2020 USD ($)
Business Combination (Details) - Schedule of purchase price allocation to assets acquired and liabilities assumed in a business combination [Line Items]
Cash and cash equivalents	$ 1,060,435
Accounts receivable	2,613,970
Prepayment and other current assets	2,219,950
Property and equipment	2,728,000
Intangible assets (trade name and customer relationship)	8,000,000
Deferred film production cost	323,522
Deferred income tax assets	75,822
Taxes payable	(3,255,935)
Other current liabilities	(2,701,495)
Fair value of non-controlling interest	(19,664,326)
Goodwill	31,523,861
Total purchase consideration	$ 22,923,804